Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046 713 626 1919 www.invesco.com/us

January 6, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Investment Securities Funds (Invesco Investment Securities Funds)
CIK No. 0000842790

Ladies and Gentlemen:

On behalf of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Fund”), attached herewith for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is the electronic version of the Fund’s Post-Effective Amendment No. 70 (the “Amendment”), as related to Invesco Short Duration Inflation Protected Fund, to the Fund’s Registration Statement on Form N-1A associated with the Securities and Exchange Commission’s Interactive Data Rules for Mutual Funds. As counsel to Invesco Advisers, Inc., investment adviser to the Fund, I have reviewed the Amendment and have determined that the Amendment does not contain disclosure that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

Please contact the undersigned at (404) 439-3428, if you have any questions regarding this filing.

Very truly yours,

/s/ Odeh Stevens

Odeh Stevens

Counsel